SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 46,175	$ 108,783
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payment term for accounts receivables	3 months
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payment term for accounts receivables	6 months
SEM services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 2,953	72,510
Non-SEM services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	43,222	36,273
Rebates and incentives offered by publishers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	20,200	84,372
Net fees from advertisers
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 25,975	$ 24,411